Investment Objectives and Goals - American Century Growth Funds - FOCUSED DYNAMIC GROWTH FUND	Dec. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Focused Dynamic Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.